Finance income and finance costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance income and finance costs
Foreign exchange gain / (loss)	$ (86)	$ 1,682	$ 650	$ 3,333
Interest and similar income	286	490	524	762
Interest income from financial assets at fair value through OCI	142	712	584	1,625
Fair value gain on financial assets at fair value through profit or loss	0	0	0	237
Other income	349	11	226	55
Finance income	691	2,895	1,984	6,012
Foreign exchange loss	94	9,866	14,095	13,459
Interest and similar expense	439	279	1,932	630
Fair value loss on financial assets at fair value through profit and loss	65	0	16,163	0
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 10)	2,196	1,372	3,427	1,372
Other charges	155	172	(73)	157
Finance costs	$ 2,949	$ 11,689	35,544	15,618
Transaction costs			$ 1,372	$ 0